OTHER ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost:
Cost, beginning	$ 77	$ 1,151
Additions	(3)
Reclassification - Property held for sale	(74)	(1,074)
Cost, ending		77
Accumulated amortization:
Accumulated amortization, beginning	(64)	1,011
Amortization charge for the year	(15)	(13)
Reclassification - Property held for sale	79	(1,062)
Accumulated amortization, ending		(64)
Other assets, net:
Intangible assets, net		141
Above, below market value of in-place leases [Member]
Cost:
Cost, beginning	147	1,209
Additions
Reclassification - Property held for sale	(74)	(1,062)
Cost, ending	73	147
Accumulated amortization:
Accumulated amortization, beginning		(6)
Amortization charge for the year	(19)	(1,062)
Reclassification - Property held for sale	79	13
Accumulated amortization, ending	73
Other assets, net:
Intangible assets, net		134
Currency translation adjustment [Member]
Cost:
Cost, beginning	(70)	(58)
Additions	(3)
Reclassification - Property held for sale		(12)
Cost, ending	(73)	(70)
Accumulated amortization:
Accumulated amortization, beginning	(77)	(70)
Amortization charge for the year	4	(7)
Reclassification - Property held for sale
Accumulated amortization, ending	(73)	(77)
Other assets, net:
Intangible assets, net		$ 7